Supplemental Cash Flow Information and Non-Cash Activities (Tables)	12 Months Ended
Dec. 31, 2012
Supplemental Cash Flow Information and Non Cash Activities

	2010		2011		2012
	(In millions of Korean Won)
Supplemental cash flow information
Cash paid during the year for income taxes	￦	3,752	￦	3,832	￦	3,727
Interest paid		32		58		55
Supplemental non-cash activities
Reclassification of long-term deferred revenue to deferred revenue	￦	1,749	￦	3,978	￦	1,562
Offset of long-term deferred revenue and accounts payable		1,161		—		—
Reclassification of prepayment to intangible assets		92		1,392		312